Equity - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised	[1]		$ 8,582	$ 20,400	$ 17,800
Shares granted during the period			2,002,141
Options outstanding, shares			2,999,199	1,847,669
Shares Issued with debt conversion		348,535
Stock-based compensation expense			$ 18,700	$ 22,000	12,400
Total unrecognized compensation expense			37,600
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense			20,700
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense			16,900
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 1,400
Performance based stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during the period			194,500
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 500	500	300
Discontinued Operations [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			100	100	100
Discontinued Operations [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 400	$ 400	$ 300
3.75% Convertible Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Principal amount of debt converted		$ 28,500

[1]	The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock as of the date of exercise and the exercise price of the underlying options.